Stock-Based Compensation Plans (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year, Shares	167,394	457,421	664,994
Options granted, shares	10,000	0	0
Options exercised, Shares	0	0	(77,833)
Options canceled, Shares	(167,394)	(290,027)	(129,740)
Outstanding at end of year, Shares	10,000	167,394	457,421
Exercisable at end of year, Shares	0	167,394	457,421
Vested and expected to vest at end of year, Shares	10,000	167,394	457,421
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year, Wtd. Avg. Exercise Price per Share (in dollars per share)	$ 28.30	$ 30.38	$ 29.83
Options granted, Wtd. Avg. Exercise Price per Share (in dollars per share)	16.67	0.00	0.00
Options exercised, Wtd. Avg. Exercise Price per Share (in dollars per share)	0.00	0.00	26.72
Options canceled, Wtd. Avg. Exercise Price per Share (in dollars per share)	28.30	31.58	29.75
Outstanding at end of year, Wtd. Avg. Exercise Price per Share (in dollars per share)	16.67	28.30	30.38
Exercisable at end of year, Wtd. Avg. Exercise Price per Share (in dollars per share)	0.00	28.30	30.38
Vested and expected to vest at end of year, Wtd. Avg. Exercise Price per Share (in dollars per share)	16.67	28.30	30.38
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Purchase Price [Roll Forward]
Outstanding at beginning of year, Price per Share (in dollars per share)	26	26	26
Options granted, Price per Share (in dollars per share)	16
Options exercised, Price per Share (in dollars per share)	0	0	26
Options canceled, Price per Share (in dollars per share)	26	26	26
Outstanding at end of year, Price per Share (in dollars per share)	16	26	26
Exercisable at end of year, Price per Share (in dollars per share)	0	26	26
Vested and expected to vest at end of year, Price per Share (in dollars per share)	16	26	26
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Purchase Price [Roll Forward]
Outstanding at beginning of year, Price per Share (in dollars per share)	34	36	36
Options granted, Price per Share (in dollars per share)	17
Options exercised, Price per Share (in dollars per share)	0	0	27
Options canceled, Price per Share (in dollars per share)	34	36	35
Outstanding at end of year, Price per Share (in dollars per share)	17	34	36
Exercisable at end of year, Price per Share (in dollars per share)	0	34	36
Vested and expected to vest at end of year, Price per Share (in dollars per share)	$ 17	$ 34	$ 36